Document And Entity Information	Oct. 04, 2024
Document Information [Line Items]
Entity, Registrant Name	CYCLO THERAPEUTICS, INC.
Document, Type	8-K
Document, Period End Date	Oct. 04, 2024
Entity, Incorporation, State or Country Code	NV
Entity, File Number	001-39780
Entity, Tax Identification Number	59-3029743
Entity, Address, Address Line One	6714 NW 16th Street
Entity, Address, Address Line Two	Suite B
Entity, Address, City or Town	Gainesville
Entity, Address, State or Province	FL
Entity, Address, Postal Zip Code	32653
City Area Code	386
Local Phone Number	418-8060
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity, Emerging Growth Company	false
Amendment Flag	false
Entity, Central Index Key	0000922247
CommonStockParValue0001PerShare Custom [Member]
Document Information [Line Items]
Title of 12(b) Security	Common Stock, par value $.0001 per share
Trading Symbol	CYTH
Security Exchange Name	NASDAQ
WarrantsToPurchaseCommonStock Custom [Member]
Document Information [Line Items]
Title of 12(b) Security	Warrants to purchase Common Stock
Trading Symbol	CYTHW
Security Exchange Name	NASDAQ